property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2023
property, plant and equipment
Schedule of property, plant and equipment

		Owned assets						Right-of-use lease assets (Note 19)
			Buildings and	Computer
		Network	leasehold	hardware		Assets under		Network	Real
(millions)	Note	assets	improvements	and other	Land	construction	Total	assets	estate	Other	Total	Total
AT COST
As at January 1, 2023		$36,036	$3,746	$1,772	$83	$815	$42,452	$835	$2,095	$122	$3,052	$45,504
Additions		477	15	27	—	527	1,046	138	179	8	325	1,371
Additions arising from business acquisitions	18(b)	36	13	3	—	—	52	—	28	—	28	80
Assets under construction put into service		324	71	51	—	(446)	—	—	—	—	—	—
Dispositions, retirements and other		(317)	(56)	(16)	—	—	(389)	—	(14)	(6)	(20)	(409)
Net foreign exchange differences		(2)	(4)	(9)	—	(1)	(16)	—	(15)	—	(15)	(31)
As at June 30, 2023		$36,554	$3,785	$1,828	$83	$895	$43,145	$973	$2,273	$124	$3,370	$46,515
ACCUMULATED DEPRECIATION
As at January 1, 2023		$24,112	$2,322	$1,094	$—	$—	$27,528	$50	$795	$47	$892	$28,420
Depreciation [1]		805	109	107	—	—	1,021	53	154	10	217	1,238
Dispositions, retirements and other		(324)	(46)	(44)	—	—	(414)	—	(9)	(4)	(13)	(427)
Net foreign exchange differences		(1)	(1)	(3)	—	—	(5)	—	(8)	—	(8)	(13)
As at June 30, 2023		$24,592	$2,384	$1,154	$—	$—	$28,130	$103	$932	$53	$1,088	$29,218
NET BOOK VALUE
As at December 31, 2022		$11,924	$1,424	$678	$83	$815	$14,924	$785	$1,300	$75	$2,160	$17,084
As at June 30, 2023		$11,962	$1,401	$674	$83	$895	$15,015	$870	$1,341	$71	$2,282	$17,297

1	For the six-month period ended June 30, 2023, depreciation includes $28 in respect of impairment of real estate right-of-use lease assets.